Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 1,475
2015	1,276
2016	1,104
2017	1,019
2018	394
Thereafter	520
Total	$ 5,788